Fair values of financial instruments	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair values of financial instruments
Note 33 - Fair values of financial instruments
Fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost at December 31, 2019 (Successor) and December 31, 2018 (Successor) are as follows:

	Successor		Successor
	December 31, 2019		December 31, 2018
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Related party loans receivable (1) (Level 2)	395	488	476	476

Liabilities
Secured credit facilities (Level 2)	5,464	5,549	5,388	5,519
Credit facilities contained within variable interest entities (Level 2)	590	598	612	626
Senior Secured Notes (Level 1)	404	476	770	769
Related party loans payable by the VIE (Level 2)	229	239	222	226

(1)	Excludes Archer convertible debt receivable, which is measured at fair value on a recurring basis
Level 1
The fair value of the Senior Secured Notes are derived using market traded value. We have categorized this at level 1 on the fair value measurement hierarchy. Refer to Note 22 – Debt for further information.
Level 2
Upon the adoption of fresh start accounting, the related party loans receivable from SeaMex and Seabras Sapura were recorded at fair value. We estimate the fair value to be equal to the carrying value after adjusting for expected credit losses on the loans. The debt is not freely tradable and cannot be recalled by us at prices other than specified in the loan note agreements and the loans were entered into at market rates. The loans are categorized as level 2 on the fair value measurement hierarchy. Other trading balances with related parties are not shown in the table above and are covered under Note 31 - Related party transactions. The fair value of other trading balances with related parties are also assumed to be equal to their carrying value after adjusting for expected credit losses on the receivables.
The fair value of the secured credit facilities and Ship Finance loans are derived using the discounted cash flow model, using a cost of debt of 6%.
The fair value of the loans provided by Ship Finance to our VIE's are derived using the discounted cash flow model, using a cost of debt of 11%. We have categorized this at level 2 on the fair value measurement hierarchy. Refer to Note 31 - Related party transactions for further information.

Financial instruments measured at fair value on a recurring basis
The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at December 31, 2019 (Successor) and December 31, 2018 (Successor) are as follows:

	Successor		Successor
	December 31, 2019		December 31, 2018
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (Level 1)	1,115	1,115	1,542	1,542
Restricted cash (Level 1)	242	242	461	461
Marketable securities (Level 1)	11	11	57	57
Related party loans receivable - Archer convertible debt (Level 3)	35	35	43	43
Interest rate cap (Level 2)	3	3	39	39

Temporary equity
Redeemable non-controlling interest (Level 3)	57	57	38	38

Level 1
The carrying value of cash and cash equivalents and restricted cash, which are highly liquid, is a reasonable estimate of fair value and categorized at level 1 on the fair value measurement hierarchy. Quoted market prices are used to estimate the fair value of marketable securities, which are valued at fair value on a recurring basis.
Level 2
The fair value of the interest rate cap as at December 31, 2019 is calculated using well-established independent valuation techniques and counterparty non-performance credit risk assumptions. The calculation of the credit risk in the swap values is subject to a number of assumptions including an assumed credit default swap rate based on our traded debt, and recovery rate, which assumes the proportion of value recovered, given an event of default. We have categorized these transactions as level 2 on the fair value measurement hierarchy.
Level 3
The Archer convertible debt instrument is bifurcated into two elements. The fair value of the embedded derivative option is calculated using a modified version of the Black-Scholes formula for a currency translated option. Assumptions include Archer's share price in NOK, NOK/ USD FX volatility and dividend yield. The fair value of the debt component is derived using the discounted cash flow model including assumptions relating to cost of debt and credit risk associated to the instrument.
The redeemable non-controlling interest in AOD is calculated by applying a fair value to the three AOD rigs and debt facility using a discounted cash flow model. The rig values are determined using an income approach based on projected future dayrates, contract probabilities, economic utilization, capital and operating expenditures, applicable tax rates and asset lives, discounted using a weighted average cost of capital of 11%. The fair value of the debt is derived using the discounted cash flow model, using a cost of debt of 6%.
Fair value considerations on one-time transactions
Archer convertible bond fair value
As at December 31, 2019 we reassessed the fair value of the Archer convertible bond held as a related party balance as a result of the current negotiations to restructure Archer's debt with senior lenders and Seadrill. We have re-assessed the fair value of the bond using a discounted cashflow model approach. For the purposes of the valuation, we have assumed that the maturity date of the bond will be pushed out to December 2024, which we expect to be required in order for Archer to refinance their bank borrowings to which the Seadrill bond is subordinate. We applied a discount rate of 14%.
As a result, an impairment of $11 million was recognized in the Consolidated Statements of Operations within "Impairment of convertible bond from related party" and $3 million recognized in the Consolidated Statements of Comprehensive loss within "Change in fair value of debt component of Archer convertible bond" for the year ended December 31, 2019.
The convertible bond outstanding as at December 31, 2019 was $35 million (December 31, 2018: $43 million). For further information and fair value considerations, refer to Note 31 - Related Party Transactions.
Impairment of investments in associated companies
On September 6, 2019, Seadrill Partners LLC received notification from the New York Stock Exchange ("the NYSE") that trading of their common units had been suspended due to the Company's low market capitalization. We determined that this was a trigger of other-than-temporary impairment against our investments in Seadrill Partners. As a result, we recognized an impairment of $302 million against the Seadrill Partners direct ownership interests, subordinated units and IDRs. This expense was classified under the line item "Loss on impairment of investments" in the consolidated statement of operations, in the year ended December 31, 2019.
Fresh start valuations
The Plan presented on February 26, 2018, and confirmed by the Bankruptcy Court on April 17, 2018, estimated a range of distributable value for the Successor Company of which a reorganization value was derived based on the mid-point of this range of estimated distributable values. The reorganization value represents the fair value of the Successor Company’s total assets and, under fresh start accounting, we are required to allocate the reorganization value to individual assets based on their estimated fair values. For further information, refer to Note 5 - Fresh Start Accounting.
Drilling unit impairment
In our reported Predecessor period ended July 1, 2018 (Predecessor), we recorded an impairment expense of $414 million against our drilling units, derived from a fair value using an income approach based on updated projections of future dayrates, contract probabilities, economic utilization, capital and operating expenditures, applicable tax rates and asset lives. For further information, refer to Note 9 - Other operating items.
Impairment of marketable securities and investments in associated companies and joint ventures
In the year ended December 31, 2017 we recognized impairments on our investments in marketable securities, associated companies and joint ventures following deteriorating conditions in the oil and gas industry and supply and demand conditions in the offshore drilling sector.
For further information and fair value considerations, refer to Note 11 - Impairment loss on investments in associated companies.